THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
    FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST, 14 2001.

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [ X ]; Amendment Number:  1
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ X ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Ruane, Cunniff & Co., Inc.
Address: 767 Fifth Avenue
         New York, New York 10153


Form 13F File Number: 28-154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Joseph Quinones, Jr.
Title:   Chief Financial Officer
Phone:   (212) 832-5280

Signature, Place, and Date of Signing:

         /s/ Joseph Quinones, Jr.    New York, NY      08/14/2001
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            None

Form 13F Information Table Entry Total:       17

Form 13F Information Table Value Total:       $1,007,053
                                              [thousands]

CONFIDENTIAL TREATMENT REQUESTED: the information for which Ruane, Cunniff & Co., Inc. is requesting confidential treatment has been omitted and filed separately with the Commission.

List of Other Included Managers:              NONE




































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

                                                         Ruane, Cunniff & Co., Inc.

                                                                 June 30, 2000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CVS Corp.                      COM              585745102     9689   242225 SH       SOLE                    29750            212475
Cintas Corp                    COM              172908105     7276   198322 SH       SOLE                    68225            130097
                                                             15600   425200 SH       DEFINED                425200
Costco Companies Inc.          COM              22160q102    34627  1049300 SH       SOLE                   251550            797750
Danaher Corp.                  COM              235851102     6288   127200 SH       SOLE                    10950            116250
                                                             13378   270600 SH       DEFINED                270600
Dover Corp.                    COM              260003108   109108  2689882 SH       SOLE                  1017075           1672807
                                                             87753  2163400 SH       DEFINED               2163400
Ethan Allen Interiors Inc      COM              297602104    79274  3303100 SH       SOLE                  1313375           1989725
                                                             50772  2115500 SH       DEFINED               2115500
Expeditors Int'l of Wash. Inc. COM              302130109   430803  9069544 SH       SOLE                  2370846           6698698
Harley Davidson                COM              412822108    39364  1022445 SH       SOLE                   361040            661405
                                                             45886  1191850 SH       DEFINED               1191850
International Speedway Corp Cl COM              460335201    22280   538484 SH       SOLE                   156850            381634
MacDermid Inc                  COM              554273102    19041   810237 SH       SOLE                   255875            554362
                                                             34719  1477400 SH       DEFINED               1477400
SEI Investments Co             COM              784117103     1194    30000 SH       SOLE                                      30000